Geographic areas - Disaggregation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 1,371,000	$ 1,137,000	$ 3,083,000	$ 2,546,000	$ 6,279,000	$ 5,160,000
Total long-lived assets					11,827,000	5,842,000
D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	1,371,000	1,137,000	3,083,000	2,546,000
Total long-lived assets	10,890		10,890		11,827
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets					11,251,000	4,984,000
Canada | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	10,463		10,463		11,251
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					3,425,000	3,119,000
Total long-lived assets					576,000	858,000
United States | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	655,000	622,000	1,439,000	1,325,000
Total long-lived assets	427		427		576
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					1,614,000	1,630,000
Japan | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	282,000	354,000	709,000	921,000
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					741,000	155,000
Germany | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	257,000	65,000	520,000	127,000
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					$ 499,000	$ 256,000
Other | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 177,000	$ 96,000	$ 415,000	$ 173,000